PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	$ 24.1	$ 17.3
Mining properties, stripping costs capitalized	224.7	214.8
Mining properties, stripping costs capitalized during period	57.3	75.7
Mining properties, stripping costs, depreciation expense	47.4	42.5
Carrying amount of plant and equipment held under finance leases	0.2	0.2
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	$ 22.4	$ 18.6
Borrowing costs capitalized, weighted average interest rate	7.16%	6.99%